Consolidated Statement ot Cash Flows (Parenthetical) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Jun. 30, 2017
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		SFr 4,042	SFr 2,576
Cash and balances with central banks classified as cash equivalents	[1]	102,145	100,006
Due from banks classified as cash equivalents	[1]	14,229	12,646
Money market paper classified as cash equivalents	[1],[2]	SFr 2,794	SFr 2,358

[1]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[2]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.